SUBSEQUENT EVENTS - Net-Lease Mortgage Notes (Details) - USD ($) $ in Millions	Aug. 16, 2021	Dec. 21, 2020
Subsequent Event [Line Items]
Line of credit maximum borrowing capacity		$ 130.0
Subsequent event
Subsequent Event [Line Items]
Line of credit maximum borrowing capacity	$ 774.0